N-2 - USD ($)			3 Months Ended
		Sep. 19, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Aug. 29, 2025
Cover [Abstract]
Entity Central Index Key		0001515940
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		KKR Income Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Sales Load Paid By You (as a percentage of the offering price)	1.00% (1)
Offering Expenses borne by the Fund (as a percentage of the offering price)	0.06%
Dividend Reinvestment Plan Fees (per open market purchase transaction fee)	$20.00 (2)
Dividend Reinvestment Plan Fees (per sale transaction fee)	$0.00 (2)

(1) Represents the estimated commission with respect to the common shares being sold in this offering.
(2) The DRIP Administrator charges a fee of $20.00 per each lot order made in connection with purchases by the DRIP Administrator of common shares on the open market. The DRIP Administrator does not charge a fee for sales but you may pay applicable brokerage commissions if you direct the DRIP Administrator to sell your common shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 20
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.06%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Common Shares (Assumes Leverage is Used) (3)
Annual Expenses
Management Fee	1.51% (4)
Interest Expenses and Payments on Borrowing	1.30% (5)
Other Expenses	0.24% (6)
Total Annual Expenses	3.05%

(3) Based upon the net assets attributable to the common shares as of August 29, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 6,004,804 common shares at an offering price of $12.49 (the last reported sale price per common share of the Fund on the NYSE as of August 29, 2025). The price per common share may be greater or less than the price assumed herein, depending on the market price of the common shares at the time of any sale. There is no guarantee that there will be any sales of common sha res
pursuant to this prospectus supplement and the accompanying prospectus. The number of common shares actually sold pursuant to this prospectus supplement and the accompanying prospectus may be less than as assumed herein.
(4) The Adviser will receive a monthly management fee at an annual rate of 1.10% of the average daily value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, since the Fund has borrowings outstanding, the management fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
(5) Assumes the use of leverage through a credit facility and mandatory redeemable preferred stock (“MRPS”) representing 27.3% of Managed Assets at an annual interest rate expense to the Fund of 3.9%, which is based on the weighted average interest rate currently applicable under the Fund’s existing credit facility as of August 29, 2025, and the dividends payable on the MRPS at an annual dividend rate equal to 3.81%. The Fund may use other forms of leverage, which may be subject to different interest expenses than those estimated above. The extent of the Fund’s assets attributable to leverage following an offering, and the actual amount of interest expense borne by the Fund will vary over time (perhaps significantly) in accordance with the level of the Fund’s use of leverage and variations in market interest rates.
(6) The “Other Expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year assuming completion of the proposed issuances.

Management Fees [Percent]	[3],[4]	1.51%
Interest Expenses on Borrowings [Percent]	[3],[5]	1.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[6]	0.24%
Total Annual Expenses [Percent]	[3]	3.05%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of 1.00% and estimated offering expenses of this offering of 0.0
6
%, that you would pay on a $1,000 investment in common shares, assuming (1) total net annual expenses of 3.05% of net assets attributable to common shares and (2) a 5% annual return.* The actual amounts in connection with the offering will be set forth in the prospectus supplement, if applicable.

1 Year	3 Years	5 Years	10 Years

$41	$104	$169	$343
* The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes that the estimated “Other Expenses” set forth in the Total Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[7]	$ 41
Expense Example, Years 1 to 3	[7]	104
Expense Example, Years 1 to 5	[7]	169
Expense Example, Years 1 to 10	[7]	$ 343
Purpose of Fee Table , Note [Text Block]		The following tables are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares as a percentage of net assets attributable to common shares. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the offering, assuming that the Fund incurs the estimated offering expenses.
Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Expenses, Note [Text Block]		The “Other Expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year assuming completion of the proposed issuances.
Management Fee not based on Net Assets, Note [Text Block]		The Adviser will receive a monthly management fee at an annual rate of 1.10% of the average daily value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, since the Fund has borrowings outstanding, the management fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]		Risks See “Risk Factors” beginning on page 30 of the accompanying prospectus for a discussion of factors you should consider carefully before deciding to invest in the Fund’s common shares.
Share Price [Table Text Block]
PRICE RANGE OF COMMON SHAR
ES
Common shares
of closed-end investment
companies often trade at prices lower than their NAV. The Fund’s common shares have historically traded at a discount to the Fund’s NAV. Common shares of closed-end investment
companies may trade during some periods at prices higher than their NAV and during other periods at prices lower than their NAV. The Fund cannot assure you that its common shares will trade at a price higher than or equal to NAV. The Fund’s NAV will be reduced immediately following an offering by the sales load and the amount of the offering expenses paid by the Fund.
The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per common share and the net asset value and the premium or discount from net asset value per share at which the common shares were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.

	Market Price ($)		NAV ($)		Premium/discount to NAV (%)
Quarter Ended	High	Low	High	Low	High	Low
July 31, 2025	$12.76	$11.85	$12.97	$12.55	-1.16%	-6.31%

April 30, 2025	$12.95	$10.99	$13.20	$12.26	-1.30%	-10.94%

January 31, 2025	$13.88	$12.63	$13.62	$13.14	2.59%	-4.89%

October 31, 2024	$15.04	$13.87	$13.70	$13.30	9.78%	1.84%

July 31, 2024	$14.38	$13.17	$13.68	$13.41	5.81%	-2.73%

April 30, 2024	$13.55	$12.82	$13.86	$13.43	-0.95%	-5.11%

January 31, 2024	$12.98	$11.48	$13.47	$12.65	-3.57%	-9.40%

October 31, 2023	$12.45	$11.19	$13.22	$12.62	-5.03%	-12.24%

July 31, 2023	$11.99	$10.81	$13.14	$12.43	-8.46%	-13.17%

April 30, 2023	$12.09	$10.36	$13.31	$12.07	-6.10%	-14.59%

January 31, 2023	$11.92	$10.89	$13.17	$12.18	-7.88%	-12.60%

October 31, 2022	$12.94	$10.65	$14.07	$12.23	-7.81%	-14.04%

July 31, 2022	$13.66	$11.50	$14.88	$12.89	-8.01%	-13.42%

April 30, 2022	$16.01	$13.58	$16.51	$14.96	-2.85%	-11.39%
The last reported price for our common shares on August 29, 2025, was $12.49 per share.

Lowest Price or Bid			$ 11.85	$ 10.99	$ 12.63	$ 13.87	$ 13.17	$ 12.82	$ 11.48	$ 11.19	$ 10.81	$ 10.36	$ 10.89	$ 10.65	$ 11.5	$ 13.58
Highest Price or Bid			12.76	12.95	13.88	15.04	14.38	13.55	12.98	12.45	11.99	12.09	11.92	12.94	13.66	16.01
Lowest Price or Bid, NAV			12.55	12.26	13.14	13.3	13.41	13.43	12.65	12.62	12.43	12.07	12.18	12.23	12.89	14.96
Highest Price or Bid, NAV			$ 12.97	$ 13.2	$ 13.62	$ 13.7	$ 13.68	$ 13.86	$ 13.47	$ 13.22	$ 13.14	$ 13.31	$ 13.17	$ 14.07	$ 14.88	$ 16.51
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(1.16%)	(1.30%)	2.59%	9.78%	5.81%	(0.95%)	(3.57%)	(5.03%)	(8.46%)	(6.10%)	(7.88%)	(7.81%)	(8.01%)	(2.85%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(6.31%)	(10.94%)	(4.89%)	1.84%	(2.73%)	(5.11%)	(9.40%)	(12.24%)	(13.17%)	(14.59%)	(12.60%)	(14.04%)	(13.42%)	(11.39%)
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Share Price																	$ 12.49

[1]	Represents the estimated commission with respect to the common shares being sold in this offering.
[2]	The DRIP Administrator charges a fee of $20.00 per each lot order made in connection with purchases by the DRIP Administrator of common shares on the open market. The DRIP Administrator does not charge a fee for sales but you may pay applicable brokerage commissions if you direct the DRIP Administrator to sell your common shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying prospectus.
[3]	Based upon the net assets attributable to the common shares as of August 29, 2025, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 6,004,804 common shares at an offering price of $12.49 (the last reported sale price per common share of the Fund on the NYSE as of August 29, 2025). The price per common share may be greater or less than the price assumed herein, depending on the market price of the common shares at the time of any sale. There is no guarantee that there will be any sales of common shares pursuant to this prospectus supplement and the accompanying prospectus. The number of common shares actually sold pursuant to this prospectus supplement and the accompanying prospectus may be less than as assumed herein.
[4]	The Adviser will receive a monthly management fee at an annual rate of 1.10% of the average daily value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). Consequently, since the Fund has borrowings outstanding, the management fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
[5]	Assumes the use of leverage through a credit facility and mandatory redeemable preferred stock (“MRPS”) representing 27.3% of Managed Assets at an annual interest rate expense to the Fund of 3.9%, which is based on the weighted average interest rate currently applicable under the Fund’s existing credit facility as of August 29, 2025, and the dividends payable on the MRPS at an annual dividend rate equal to 3.81%. The Fund may use other forms of leverage, which may be subject to different interest expenses than those estimated above. The extent of the Fund’s assets attributable to leverage following an offering, and the actual amount of interest expense borne by the Fund will vary over time (perhaps significantly) in accordance with the level of the Fund’s use of leverage and variations in market interest rates.
[6]	The “Other Expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year assuming completion of the proposed issuances.
[7]	The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes that the estimated “Other Expenses” set forth in the Total Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.